Contract balances (Details) ₨ in Thousands, $ in Thousands		Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Statement [Line Items]
Trade Receivables	[1]	₨ 10,784,668		₨ 8,520,118
Contract Assets – Unbilled Revenue		51,283		7,516	₨ 16,113
Contract liabilities – Deferred Income
Current contract liabilities		1,792,408		1,377,624
Non current contract liabilities		1,797,611	$ 23,713	929,590
Total Contract liabilities – Deferred Income		₨ 3,590,019		₨ 2,307,213

[1]	Trade receivables as of March 31, 2022 and March 31, 2021 are stated net of allowance for doubtful receivables. The Group maintains an allowance for doubtful receivables based on expected credit loss model. The Group’s exposure to credit and currency risks and impairment losses related to trade and other receivables, excluding construction work in progress is disclosed in note 34.